UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   Certified Shareholder Report of Registered

                         Management Investment Companies

                  Investment Company Act file number: 811-6259


                               Stratus Fund, Inc.
                   ------------------------------------------
               (Exact name of registrant as specified in charter)

                               6811 S. 27th Street
                                 P.O. Box 82535
                             Lincoln, NE 68501-2535
                    ----------------------------------------
                    (Address of principal executive offices)

                                  Jon C. Gross
                               Stratus Fund, Inc.
                                 P.O. Box 82535
                          Lincoln, Nebraska 68501-2535
                     ---------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number:    (402) 323-1846
                                  (888) 769-2362

Date of fiscal year end:          June 30

Date of reporting period:         December 31, 2006

Item 1.  Report to Stockholders


                               STRATUS FUND, INC.



                                     GROWTH

                              GOVERNMENT SECURITIES




                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2006

                 GROWTH INSTITUTIONAL PORTFOLIO AND S&P 500 INDEX
               COMPARISON OF CHANGE IN VALUE OF $250,000 INVESTMENT


[GRAPHIC OMITTED WITH THE FOLLOW INFORMATION]

GROWTH INSTITUTIONAL
                         Growth       S&P 500
                         ------       -------
    10/8/1993          $250,000      $250,000
    4/30/1996          $357,332      $380,096
    8/30/1997          $500,711      $569,118
   12/31/1998          $629,661      $750,465
    4/30/2000          $772,857      $901,394
    8/30/2001          $648,734      $762,991
   12/30/2002          $523,939      $602,305
    4/30/2004          $638,796      $730,248
    8/31/2005          $742,496      $824,600
   12/31/2006          $812,505      $982,836


        AVERAGE ANNUAL RETURN               END OF PERIOD (12/31/2006) VALUES
        ----------------------              -----------------------------------
        1 Year         7.35%                Growth Institutional   $812,505.00
        5 Years        4.58%                S&P 500                $982,835.63
        Life of Fund   9.32%


                     GROWTH RETAIL PORTFOLIO AND S&P 500 INDEX
      COMPARISON OF CHANGE IN VALUE OF $9,550 INVESTMENT (NET OF SALES LOAD)


        [GRAPHIC OMITTED WITH THE FOLLOW INFORMATION]

GROWTH RETAIL
                         Growth       S&P 500
                         ------       -------
     1/7/1998           $10,000       $10,000
    4/28/2000           $14,742       $15,225
    2/28/2001           $12,279       $12,731
   12/28/2001           $12,076       $11,819
   10/28/2002            $9,001        $8,565
    8/28/2003           $10,231       $10,563
    6/28/2004           $11,912       $12,128
    4/28/2005           $12,995       $12,967
    2/28/2006           $14,398       $14,312
   12/31/2006           $14,967       $16,101


        AVERAGE ANNUAL RETURN               END OF PERIOD (12/31/2006) VALUES
        ----------------------              -----------------------------------
        1 Year         7.51%                Growth Retail        $14,966.71
        5 Years        4.55%                S&P 500              $16,101.41
        Life of Fund   5.13%

Results for the Retail Shares reflect payment of a maximum sales charge of 4.5% on the $10,000 investment with dividends and capital gains reinvested. Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capital gains. Past performance is not predictive of future performance and the graph and table do not reflect deductions for taxes a shareholder would pay on a fund distribution or the redemption of fund shares. Growth Portfolio Institutional Shares for the period October 8, 1993 (inception) through December 31, 2006. Growth Portfolio Retail Shares for the period January 7, 1998 (inception) through December 31, 2006.

                  Government Securities Institutional Portfolio
              and Merrill Lynch U.S. Treasury Inter-Term Bond Index Comparison of Change in Value of $250,000 Investment


[GRAPHIC OMITTED WITH THE FOLLOW INFORMATION]

GOVERNMENT SECURITIES INSTITUTIONAL

                                 Merill Lynch U.S.
                                 Treasury Inter-Term
                       Gov Sec       Bond Index
                       -------  ---------------------
    10/8/1993          $250,000      $250,000
    4/30/1996          $270,834      $276,767
    8/30/1997          $293,748      $304,322
   12/30/1998          $322,396      $339,588
    4/30/2000          $332,263      $340,874
    8/31/2001          $372,255      $389,482
   12/30/2002          $403,734      $425,671
    4/30/2004          $409,613      $441,688
    8/31/2005          $421,508      $458,951
   12/31/2006          $436,746      $474,534


 Average Annual Return   End of Period (12/31/2006) Values
 ---------------------   -------------------------------------------------------
 1 Year        3.79%     Government Securities Institutional         $436,745.69
 5 Years       2.89%     Merrill Lynch U.S. Treasury Inter-Term Bond $474,533.44
 Life of Fund  4.31%


                     Government Securities Retail Portfolio
              and Merrill Lynch U.S. Treasury Inter-Term Bond Index Comparison of Change in Value of $9,700 Investment (Net of Sales Load)


[GRAPHIC OMITTED WITH THE FOLLOW INFORMATION]


GOVERNMENT SECURITIES RETAIL

                                   Merill Lynch U.S.
                                 Treasury Inter-Term
                        Gov Sec       Bond Index
                        -------   ------------------
    1/13/1998           $10,000       $10,000
    4/28/2000           $10,504       $10,556
    2/28/2001           $11,340       $11,618
   12/28/2001           $11,858       $12,360
   10/28/2002           $12,469       $13,317
    8/28/2003           $12,604       $13,442
    6/28/2004           $12,741       $13,640
    4/28/2005           $13,021       $13,865
    2/28/2006           $13,177       $14,173
   12/31/2006           $13,621       $14,693


  Average Annual Return    End of Period (12/31/2006) Values
  ---------------------    -----------------------------------------------------
  1 Year        3.78%      Government Securities Retail               $13,621.09
  5 Years       2.75%      Merrill Lynch U.S.Treasury Inter-Term Bond $14,692.63
  Life of Fund  3.86%

Results for the Retail Shares reflect payment of a maximum sales charge of 3% on the $10,000 investment with dividends and capital gains reinvested. Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capital gains. Past performance is not predictive of future performance and the graph and table do not reflect deductions for taxes a shareholder would pay on a fund distribution or the redemption of fund shares. Government Securities Portfolio Institutional Shares for the period October 8, 1993 (inception) through December 31, 2006. Government Securities Portfolio Retail Shares for the period January 13, 1998 (inception) through December 31, 2006.

                                STRATUS FUND, INC.
                                 EXPENSE EXAMPLE
                                DECEMBER 31, 2006
                                   (UNAUDITED)

     As a shareholder of Stratus Fund, Inc. (the Fund) you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2006 and held until December 31, 2006.

     The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Six Months Ended December 31, 2006" to estimate the expenses you paid on your account during this period.

     The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                               STRATUS FUND, INC.
                           Expense Example (Continued)
                                   (Unaudited)

                                                           Ending Account Value    Expenses Paid During
                                      Beginning Account    Using actual Return at   Six Months Ended
                                    Value at July 1, 2006   December 31, 2006        December 31, 2006*
                                    ---------------------  ----------------------  --------------------
ACTUAL
Growth Institutional                        $1,000.00             $1,055.30               $5.96
Growth Retail                               $1,000.00             $1,056.70               $5.96
Government Securities Institutional         $1,000.00             $1,034.90               $4.62
Government Securities Retail                $1,000.00             $1,034.70               $4.62

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Growth Institutional                        $1,000.00             $1,019.41               $5.85
Growth Retail                               $1,000.00             $1,019.41               $5.85
Government Securities Institutional         $1,000.00             $1,020.67               $4.58
Government Securities Retail                $1,000.00             $1,020.67               $4.58

-----------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.15% (Growth
Portfolio Institutional and Retail Shares) and 0.90% (Government Securities
Portfolio Institutional and Retail Shares), multiplied by the average account value over the period, multiplied by 184 days divided by 365 days (to reflect the one-half year period).

                              STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006

                                GROWTH PORTFOLIO

                                                   PERCENT OF
   SHARES            COMMON STOCK - 96.31%         NET ASSETS   FAIR VALUE
   ------            ---------------------         ----------   ----------

              AEROSPACE/DEFENSE                       1.54%
              -----------------
   22,000     Honeywell International, Inc.                       $995,280

              AIR DELIVERY & FREIGHT SERVICES         1.68%
              -------------------------------
   10,000     FedEx Corp.                                        1,086,200

              APPAREL & ACCESSORIES                   1.33%
              ---------------------
   20,000     Coach, Inc.*                                         859,200

              BEVERAGES - NON ALCOHOLIC               2.61%
              -------------------------
   27,000     Pepsico, Inc.                                      1,688,850

              BIOTECHNOLOGY                           1.98%
              -------------
   14,000     Amgen, Inc.*                                         956,340
    4,000     Genentech, Inc.*                                     324,520
                                                                 ---------
                                                                 1,280,860

              CHEMICALS                               1.19%
              ---------
   13,000     Praxair, Inc.                                        771,290

              COMMUNICATIONS EQUIPMENT                1.97%
              ------------------------
   37,000     Cisco Systems, Inc.*                               1,011,210
    7,000     Qualcomm, Inc.                                       264,530
                                                                 ---------
                                                                 1,275,740

              COMPUTERS & PERIPHERAL                  3.39%
              ----------------------
   40,000     EMC Corp.*                                           528,000
   12,000     Hewlett-Packard Co.                                  494,280
   12,000     International Business Machines Corp.              1,165,800
                                                                 ---------
                                                                 2,188,080

              CONGLOMERATE                            2.17%
              ------------
    6,000     3M Co.                                               467,580
   15,000     United Technologies Corp.                            937,800
                                                                 ---------
                                                                 1,405,380

              CONSUMER GOODS                          2.80%
              --------------
   27,000     Newell Rubbermaid, Inc.                              781,650
   16,000     Procter & Gamble Co.                               1,028,320
                                                                 ---------
                                                                 1,809,970

              DIVERSIFIED OPERATIONS                  2.04%
              ----------------------
       12     Berkshire Hathaway, Inc.*                          1,319,880

              DRUG MANUFACTURERS                      1.12%
              ------------------
   11,000     Johnson & Johnson                                    726,220

                              STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006

                                GROWTH PORTFOLIO

                                                   PERCENT OF
   SHARES            COMMON STOCK - 96.31%         NET ASSETS   FAIR VALUE
   ------            ---------------------         ----------   ----------

              ELECTRIC UTILITIES                      1.39%
              ------------------
   27,000     Duke Energy Corp.                                   $896,670

              ELECTRICAL PLANT & EQUIPMENT            3.88%
              ----------------------------
   24,000     Emerson Electric Co.                               1,057,680
   39,000     General Electric Co.                               1,451,190
                                                                 ---------
                                                                 2,508,870

              FINANCIAL SERVICES                     14.94%
              ------------------
   29,000     Citigroup, Inc.                                    1,615,300
   17,000     Fiserv, Inc.*                                        891,140
    9,000     Franklin Resources, Inc.                             991,530
    6,000     Goldman Sachs Group, Inc.                          1,196,100
   27,000     Marsh & McLennan Companies, Inc.                     827,820
   11,000     Merrill Lynch & Co., Inc.                          1,024,100
   11,000     Morgan Stanley                                       895,730
   12,000     SLM Corp.                                            585,240
   45,000     US Bancorp                                         1,628,550
                                                                 ---------
                                                                 9,655,510

              FOOD                                    1.76%
              ----
   31,000     Sysco Corporation                                  1,139,560

              GAS UTILITIES                           1.54%
              -------------
   12,000     Questar Corp.                                        996,600

              INSURANCE - HEALTHCARE                  2.80%
              ----------------------
   12,000     Aetna, Inc.                                          518,160
   24,000     Unitedhealth Group, Inc.                           1,289,520
                                                                 ---------
                                                                 1,807,680

              INSURANCE - PROPERTY & CASUALTY         2.00%
              -------------------------------
   18,000     American International Group, Inc.                 1,289,880

              MACHINE/TOOLS                           0.57%
              -------------
    6,000     Caterpillar, Inc.                                    367,980

              MANUFACTURING                           1.79%
              -------------
   16,000     Danaher Corp.                                      1,159,040

              MEDICAL TECHNOLOGY & SUPPLIES           5.87%
              -----------------------------
    8,000     Baxter International, Inc.                           371,120
   28,000     Dentsply, Inc.                                       835,800
   10,000     Medtronic, Inc.                                      535,100
   20,000     Quest Diagnostics, Inc.                            1,060,000
   18,000     Stryker Corporation                                  991,980
                                                                 ---------
                                                                 3,794,000

                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006

                                GROWTH PORTFOLIO

                                                   PERCENT OF
   SHARES            COMMON STOCK - 96.31%         NET ASSETS   FAIR VALUE
   ------            ---------------------         ----------   ----------

              METALS - STEEL                          1.02%
              --------------
   12,000     Nucor Corp.                                         $655,920

              METALS/MINING                           1.85%
              -------------
    4,000     Freeport McMoran Copper & Gold, Inc.                 222,920
   24,000     Peabody Energy Corp.                                 969,840
                                                                 ---------
                                                                 1,192,760

              MULTIMEDIA                              1.38%
              ----------
   41,000     Time Warner, Inc.                                    892,980

              OIL                                     4.63%
              ----
    7,000     Anadarko Petroleum Corp.                             304,640
    8,000     Apache Corporation                                   532,080
   14,000     ConocoPhillips                                     1,007,300
    8,000     Exxon Mobil Corp.                                    613,040
   11,000     Occidental Petroleum Corp.                           537,130
                                                                   -------
                                                                 2,994,190

              OIL & GAS EQUIPMENT & SERVICES          0.92%
              ------------------------------
    8,000     Baker Hughes, Inc.                                   597,280

              PAPER/PACKAGING                         1.47%
              ---------------
   14,000     Avery Denison Corp.                                  951,020

              PHARMACEUTICALS                         2.36%
              ---------------
   26,000     Abbott Laboratories                                1,266,460
   10,000     Pfizer, Inc.                                         259,000
                                                                   -------
                                                                 1,525,460

              RESTAURANTS                             1.85%
              -----------
   15,000     McDonald's Corp.                                     664,950
   15,000     Starbucks Corp. *                                    531,300
                                                                   -------
                                                                 1,196,250

              RETAILERS - APPAREL                     1.32%
              -------------------
   11,000     J C Penney Corporation, Inc.                         850,960

              RETAILERS - OTHER                       8.34%
              -----------------
    8,000     Autozone, Inc.*                                      924,480
   17,000     Best Buy Company, Inc.                               836,230
   48,000     CVS Corp.                                          1,483,680
   14,000     Lowe's Companies, Inc.                               436,100
   40,000     Staples, Inc.                                      1,068,000
   14,000     Walgreen Co.                                         642,460
                                                                   -------
                                                                 5,390,950

                              STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006

                                GROWTH PORTFOLIO

                                                   PERCENT OF
   SHARES            COMMON STOCK - 96.31%         NET ASSETS   FAIR VALUE
   ------            ---------------------         ----------   ----------

              SCIENCE & TECHNOLOGY                    1.06%
              --------------------
   14,000     El DuPont de Nemours & Co.                          $681,940

              SEMICONDUCTORS                          2.75%
              --------------
   14,000     Linear Technology Corp.                              424,480
   26,000     QLogic Corp.*                                        569,920
   14,000     Texas Instruments, Inc.                              403,200
   16,000     Xilinx, Inc.                                         380,960
                                                                   -------
                                                                 1,778,560
              SOFTWARE                                2.61%
              --------
   33,000     Microsoft Corp.                                      985,380
   41,000     Oracle Corp. *                                       702,740
                                                                   -------
                                                                 1,688,120

              TOOLS                                   1.24%
              -----
   10,000     Black & Decker Corp.                                 799,700

              TRANSPORTATION - AIRLINES               0.57%
              -------------------------
   24,000     Southwest Airlines, Inc.                             367,680

              TRANSPORTATION - ROAD & RAIL            1.99%
              ----------------------------
   14,000     Union Pacific Corp.                                1,288,280

              WEB PORTALS/ISP                         0.55%
              ---------------
   14,000     Yahoo!, Inc. *                                       357,560

   SHARES           OTHER SECURITIES - 3.60%
   ------           ------------------------
2,327,561     Federated U.S. Treasury Cash Reserves   3.60%      2,327,561
                                                                 ---------



              Total investments in securities
                  (cost $51,906,799)                 99.91%    $64,559,911
              Cash                                    0.08%         53,486
              Other assets, less liabilities          0.01%          6,760
                                                    -------    -----------
              NET ASSETS                            100.00%    $64,620,157
                                                    =======    ===========

*Indicates nonincome-producing security

See accompanying notes to financial statements

                              GROWTH PORTFOLIO COMPOSITION

                Financial                                17.62%
                Industrials                              15.72%
                Health Care                              14.13%
                Consumer Discretionary                   13.39%
                Information Technology                   12.68%
                Consumer Staples                          9.27%
                Energy                                    7.10%
                Basic Materials                           5.09%
                Other                                     3.61%
                Utilities                                 1.39%

                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006

                         GOVERNMENT SECURITIES PORTFOLIO

PRINCIPAL                                                            PERCENT OF
 AMOUNT                                            NET ASSETS        FAIR VALUE
 ------                                            ----------        ----------

           GOVERNMENT AGENCY BONDS                          35.32%
           -----------------------
$2,000,000 Farmer Mac 5.00% due 7/15/11                               $2,036,714
2,000,000  Federal Home Loan Bank  3.625%  due 11/14/08                1,949,930
2,000,000  Federal Home Loan Bank 4.50% due 8/14/09                    1,976,380
1,000,000  Federal Home Loan Bank 4.50% due 9/26/08                      990,736
3,000,000  Federal Home Loan Bank 4.875% due 5/15/07                   2,996,982
1,000,000  Federal Home Loan Bank 5.375% due 6/14/13                   1,021,834
1,000,000  Federal Home Loan Mortgage  2.85%  due 2/23/07                996,734
2,950,000  Federal Home Loan Mortgage  5.00%  due 9/17/07              2,944,728
1,000,000  Federal Home Loan Mortgage  5.25%  due 4/18/16              1,020,404
1,000,000  Federal Home Loan Mortgage  5.81% due 4/04/08               1,007,827
                                                                       ---------
                                                                      16,942,269

           MORTGAGE BACKED SECURITIES                       27.02%
           --------------------------
4,057,017  Federal Home Loan Mortgage Pool 4.00%  due 5/01/19          3,818,602
1,111,223  Federal Home Loan Mortgage Pool 5.00%  due 2/01/18          1,095,078
 483,730   Federal Home Loan Mortgage Pool 5.00%  due 10/01/12           478,403
 458,794   Federal Home Loan Mortgage Pool 5.50%  due 9/01/17            459,574
 534,252   Federal Home Loan Mortgage Pool 5.50%  due 11/01/16           535,456
 280,945   Federal Home Loan Mortgage Pool 6.00%  due 3/01/17            284,951
 749,003   Federal National Mortgage Assn. Pool 4.50%  due 5/15/15       731,462
  78,335   Federal National Mortgage Assn. Pool 5.50%  due 3/01/17        78,522
 266,332   Federal National Mortgage Assn. Pool 6.00%  due 6/01/16       270,296
 291,566   Federal National Mortgage Assn. Pool 6.00%  due 12/01/16      295,905
 687,814   Government National Mortgage Assn. Pool 3.50% due 8/20/34     668,892
 601,534   Government National Mortgage Assn. Pool 4.00%  due 8/20/32    604,919
2,134,050  Government National Mortgage Assn. Pool 4.50% due 5/15/18   2,070,602
1,609,517  Government National Mortgage Assn. Pool 5.00%  due 11/15/33 1,567,248
                                                                      ----------
                                                                      12,959,910

     TREASURY NOTES/BONDS/INFLATION PROTECTED SECURITIES    26.06%
     ---------------------------------------------------
1,000,000  US Treasury Note  3.125%  due 10/15/08                        971,133
3,000,000  US Treasury Note  3.375%  due 9/15/09                       2,897,226
2,500,000  US Treasury Note  4.625%  due 11/15/16                      2,483,595
2,000,000  US Treasury Note  4.875%  due 10/31/08                      2,000,938
2,000,000  US Treasury Note  5.125%  due 5/15/16                       2,060,078
2,179,086  US Treasury Inflation Protected Security 1.875% due 7/15/15 2,088,262
                                                                      ----------
                                                                      12,501,232

           CORPORATE BONDS                                   9.25%
           ---------------
1,500,000  Caterpillar 4.50% due 6/15/09                               1,475,160
1,000,000  Glaxosmithkline 2.375% due 4/16/07                            991,211
1,000,000  Home Depot 5.20% due 3/01/11                                  994,766
1,000,000  National City Bank Bond 4.50% due 3/15/10                     973,301
                                                                       ---------
                                                                       4,434,438

  SHARES   OTHER SECURITIES                                  1.38%
  ------   ----------------
 663,336   Federated U.S. Treasury Cash Reserves                         663,336
                                                                         -------


           Total investments in securities
                (cost $47,980,875)                          99.03%   $47,501,185
           Cash                                              0.22%       104,713
           Other assets, less liabilities                    0.75%       362,040
                                                           -------   -----------
           TOTAL NET ASSETS                                100.00%   $47,967,938
                                                           =======   ===========

See accompanying notes to financial statements

                   GOVERNMENT SECURITIES PORTFOLIO COMPOSITION

                Government Agency Bonds                 35.32%
                Mortgage Backed Securities              27.02%
                Treasury Notes/Bonds/TIPs               26.06%
                Corporate Bonds                          9.25%
                Other                                    2.35%


                               STRATUS FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2006
                                   (Unaudited)


                                                                           GOVERNMENT
                                                                GROWTH     SECURITIES
                                                               PORTFOLIO   PORTFOLIO
                                                              ----------- ------------
Assets:
     Investments in securities at fair value
       (cost $51,906,799 and $47,980,875)                    $64,559,911  $47,501,185
     Cash                                                         53,486      104,713
     Accrued interest and dividends receivable                    76,182      400,031
     Prepaid Expense                                               1,466        1,466
                                                             -----------  -----------
       Total assets                                          $64,691,045  $48,007,395
                                                             ===========  ===========
LIABILITIES:
     Accrued expenses, including investment management
       and distribution expense payable to adviser,
       administrator and distributor (note 4)                     70,888       39,457
                                                                 -------       ------
       Total liabilities                                          70,888       39,457
                                                                 -------       ------
NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK           $64,620,157  $47,967,938
                                                             ===========  ===========
NET ASSETS ARE REPRESENTED BY:
     Capital stock, authorized 20 million and
       10 million shares; outstanding, at $.001 par (note 6) $     4,112  $     4,915
     Additional paid-in capital                               51,328,861   48,690,959
     Accumulated undistributed net investment gain (loss)              -            -
     Accumulated net realized gain (loss) on investments         634,072     (248,246)
     Unrealized appreciation (depreciation) (note 5)          12,653,112     (479,690)
                                                             -----------  -----------
       Total net assets applicable to shares outstanding     $64,620,157  $47,967,938
                                                             ===========  ===========

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
     Institutional class net assets                          $64,098,280  $47,955,310
     Institutional shares of Capital Stock outstanding         3,766,199    4,914,373
     Net Asset Value and offering price
       per share - Institutional shares                           $17.02        $9.76
                                                                 =======       ======

     Retail class net assets                                    $521,877      $12,628
     Retail shares of Capital Stock outstanding                   31,037        1,294
     Net Asset Value per share - Retail shares                    $16.81        $9.76
     Maximum sales charge (note 4)                                  0.79         0.30
                                                                 -------      -------
     Maximum offering price to public                             $17.60       $10.06
                                                                 =======      =======

     See accompanying notes to financial statements

                               STRATUS FUND, INC.
                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED DECEMBER 31, 2006
                                   (UNAUDITED)
                                                                           GOVERNMENT
                                                                GROWTH     SECURITIES
                                                               PORTFOLIO    PORTFOLIO
                                                             ------------ ------------
INVESTMENT INCOME:
      Dividends                                                 $478,725      $55,496
      Interest                                                    19,426      987,328
      Other Income                                                    79            -
                                                                --------   ----------
         Total investment income                                $498,230   $1,042,824
                                                                ========   ==========
EXPENSES:
      Investment advisory fees                                  $243,489     $120,190
      Administration fees                                         81,163       60,095
      Accounting                                                  21,049       15,641
      Directors compensation                                      11,432        8,318
      Securities pricing                                           2,861        2,672
      Other operating expenses                                    13,973       10,042
                                                                 -------     --------
         Total expenses                                          373,967      216,958
                                                                --------     --------
         Net investment income                                  $124,263     $825,866
                                                               =========     ========
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 5):
      Net realized gain                                       $2,763,141     $ 58,119
      Net unrealized appreciation (depreciation)
         Beginning of period                                  12,047,351   (1,198,373)
         End of period                                        12,653,112     (479,690)
                                                             -----------   ----------
            Net unrealized appreciation                          605,761      718,683
                                                             -----------   ----------
            Net realized and unrealized gain on investments    3,368,902      776,802
                                                             -----------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $3,493,165   $1,602,668
                                                             ===========   ==========

      See accompanying notes to financial statements

                                  STRATUS FUND, INC.
                          STATEMENT OF CHANGES IN NET ASSETS
                      Six Months Ended December 31, 2006 and the
                               Year ended June 30, 2006

                                                                                    GOVERNMENT
                                                       GROWTH PORTFOLIO          SECURITIES PORTFOLIO
                                                   -------------------------  -------------------------
                                                    PERIOD ENDED              PERIOD ENDED
                                                    DECEMBER 31,  YEAR ENDED   DECEMBER 31,  YEAR ENDED
                                                       2006        JUNE 30,       2006        JUNE 30,
                                                    (UNAUDITED)      2006      (UNAUDITED)      2006
                                                   -------------  ----------  ------------- -----------
OPERATIONS:
     Net investment income                             $124,263      $64,108      $825,866  $1,483,338
     Net realized gain (loss) on investments          2,763,141    4,057,800        58,119    (117,568)
     Unrealized appreciation (depreciation)             605,761      417,819       718,683  (1,219,641)
                                                       --------   ----------      --------  -----------
       Net increase in net assets
         resulting from operations                    3,493,165    4,539,727     1,602,668     146,129

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Institutional Class                              192,417       36,657       894,847   1,462,812
       Retail Class                                       1,587          363           463       1,227
                                                        -------    ---------      --------   ---------
                                                        194,004       37,020       895,310   1,464,039
                                                        -------    ---------      --------   ---------
     Net realized gains
       Institutional Class                            1,469,150            -             -           -
       Retail Class                                      12,815            -             -           -
                                                     ----------    ---------      --------   ---------
                                                     1,481,965             -             -           -
                                                     ----------    ---------      --------   ---------
     Total distributions                             1,675,969        37,020       895,310   1,464,039
                                                     ----------    ---------      --------   ---------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
     Proceeds from sales                              3,790,813    9,530,293     5,488,147   9,091,213
     Payment for redemptions                         (7,062,329) (11,008,967)   (5,872,772)(12,602,026)
     Reinvestment of net investment income              142,986       27,151       647,963   1,042,030
     Reinvestment of net realized gains               1,089,502            -             -           -
                                                     ----------  -----------    ----------  ----------
         Total increase (decrease) from
           capital share transactions                (2,039,028)  (1,451,523)      263,338  (2,468,783)
                                                     ----------- -----------    ---------- -----------
         Total increase (decrease) in net assets       (221,832)   3,051,184       970,696  (3,786,693)

NET ASSETS:
     Beginning of period                             64,841,989   61,790,805    46,997,242  50,783,935
                                                   ------------  -----------   ----------- -----------
     End of period                                 $ 64,620,157  $64,841,989   $47,967,938 $46,997,242
                                                   ============= ===========   =========== ===========

UNDISTRIBUTED NET INVESTMENT INCOME:               $          -  $    64,108 $         -  $     30,028
                                                   ============  =========== ===========  ============

     See accompanying notes to financial statements

                                           STRATUS FUND, INC.
                                          FINANCIAL HIGHLIGHTS
                               Six Months Ended December 31, 2006 and the Years
                               Ended June 30, 2006, 2005, 2004, 2003, and 2002



                                                  GROWTH PORTFOLIO - INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------------------------------------

                                                    PERIOD ENDED
                                                    DECEMBER 31,
                                                        2006
                                                     (UNAUDITED)       2006         2005        2004        2003       2002
                                                      ---------     ----------   ---------   ---------   ---------  ---------
Net asset value:
    Beginning of period                                 $16.55         $15.41      $14.29      $11.78      $12.27      $14.05
    Income from investment operations
      Net investment income (loss)                        0.03           0.02        0.01       (0.02)       0.00        0.00
      Net realized and unrealized gain
        (loss) on investments                             0.87           1.13        1.11        2.53       (0.49)      (1.77)
                                                         -----          -----       -----       -----      ------      ------
    Total income (loss) from investment operations        0.90           1.15        1.12        2.51       (0.49)      (1.77)
                                                         -----          -----       -----       -----      ------      ------
    Less distributions
    Dividends from net investment income                 (0.05)         (0.01)       0.00 (a)    0.00 (a)    0.00        0.00
    Distribution from net realized gains                 (0.38)          0.00        0.00        0.00        0.00        0.00
    Tax return of capital                                 0.00           0.00        0.00        0.00        0.00       (0.01)
                                                         -----          -----       -----       -----       -----      ------
      Total distributions                                (0.43)         (0.01)       0.00        0.00        0.00       (0.01)
                                                        ------         ------       -----       -----       -----      ------
    End of period                                       $17.02         $16.55      $15.41      $14.29      $11.78      $12.27
                                                       =======         ======      ======      ======     =======      ======

TOTAL RETURN:                                            5.53%           7.46%       7.84%      21.31%      (3.99%)    (12.63%)

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period                      $64,098,280    $64,269,547 $61,105,824 $56,946,741 $47,152,162 $50,848,523
    Ratio of expenses to average net assets              1.15% (b)       1.17%       1.14%       1.17%       1.09%       1.10%
    Ratio of net investment income (loss)
      to average net assets                              0.38% (b)       0.10%       0.07%      (0.14%)      0.01%      (0.01%)
    Portfolio turnover rate                             22.16%          41.17%      53.01%      50.68%     113.06%      92.57%


    Ratios calculated on average shares outstanding

    (a) Distributions represent less than 1/2 of 1(cent)
    (b) Annualized for those periods less than twelve months in duration

    See accompanying notes to financial statements

                                         STRATUS FUND, INC.
                                        FINANCIAL HIGHLIGHTS
                          Six Months Ended December 31, 2006 and the Years
                           Ended June 30, 2006, 2005, 2004, 2003, and 2002

                                                      GROWTH PORTFOLIO - RETAIL CLASS
-----------------------------------------------------------------------------------------------------------------------

                                                 PERIOD ENDED
                                                  DECEMBER 31,
                                                     2006
                                                  (UNAUDITED)      2006        2005          2004      2003      2002
                                                   ---------    ---------   ---------     --------   --------  --------
Net asset value:
    Beginning of period                              $16.34       $15.21      $14.09       $11.59    $12.12      $13.93
    Income from investment operations
      Net investment income (loss)                     0.03         0.02        0.01        (0.03)    (0.03)      (0.04)
      Net realized and unrealized gain
        (loss) on investments                          0.87         1.12        1.11         2.53      (0.50)     (1.76)
                                                      -----        -----       -----        -----     ------     ------
    Total income (loss) from investment operations     0.90         1.14        1.12         2.50      (0.53)     (1.80)
                                                      -----        -----       -----        -----     ------     ------

    Less distributions
    Dividends from net investment income              (0.05)       (0.01)       0.00 (b)     0.00 (b)   0.00       0.00
    Distribution from net realized gains              (0.38)        0.00        0.00         0.00       0.00       0.00
    Tax return of capital                              0.00         0.00        0.00         0.00       0.00      (0.01)
                                                      -----       ------       -----        -----      -----     ------
      Total distributions                             (0.43)       (0.01)       0.00         0.00       0.00      (0.01)
                                                      ------      ------       -----        -----      -----     ------

    End of period                                    $16.81  (a)  $16.34 (a)  $15.21 (a)  ($14.09 (a) $11.59 (a) $12.12  (a)
                                                    =======      =======     =======      =======    =======    =======

TOTAL RETURN:                                          5.67% (a)    7.49%(a)    7.95%(a)    21.58%(a) (4.37%)(a) (13.02%)(a)

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period                      $521,877     $572,442    $684,981     $832,115   $747,675   $954,146
    Ratio of expenses to average net assets            1.15% (c)    1.17%       1.14%        1.29%      1.39%      1.40%
    Ratio of net investment income
     (loss) to average net assets                      0.38% (c)    0.10%       0.07%       (0.27%)    (0.29%)    (0.31%)
    Portfolio turnover rate                           22.16%       41.17%      53.01%       50.68%    113.06%     92.57%


    Ratios calculated on average shares outstanding

    (a) Excludes maximum sales load of 4.5%
    (b) Distributions represent less than 1/2 of 1(cent)
    (c) Annualized for those periods less than twelve months in duration


    See accompanying notes to financial statements

                                               STRATUS FUND, INC.
                                              FINANCIAL HIGHLIGHTS
                                Six Months Ended December 31, 2006 and the Years
                                Ended June 30, 2006, 2005, 2004, 2003, and 2002

                                         GOVERNMENT SECURITIES PORTFOLIO - INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------------------------------

                                                   PERIOD ENDED
                                                   DECEMBER 31,
                                                       2006
                                                    (UNAUDITED)          2006         2005        2004         2003        2002
                                                    ----------       ----------    ---------    --------    ---------    --------
Net asset value:
    Beginning of period                                 $9.61           $9.88        $9.90       $10.23       $10.13        $9.95
    Income from investment operations
     Net investment income                               0.17            0.30         0.30         0.32         0.39         0.47
     Net realized and unrealized gain
       (loss) on investments                             0.16           (0.28)       (0.02)       (0.33)        0.10         0.17
                                                        -----          ------        -----       ------        -----         ----
    Total income (loss) from investment operations       0.33            0.02         0.28        (0.01)        0.49         0.64
                                                        -----           -----        -----       ------        -----         ----

    Less distributions
    Dividends from net investment income                (0.18)          (0.29)       (0.30)       (0.32)       (0.39)       (0.46)
                                                       ------          ------       ------       ------       ------       ------
     Total distributions                                (0.18)          (0.29)       (0.30)       (0.32)       (0.39)       (0.46)
                                                       ------          ------       ------       ------       ------       ------

    End of period                                       $9.76           $9.61        $9.88        $9.90       $10.23       $10.13
                                                       ======          ======       ======       ======      =======       ======

TOTAL RETURN:                                            3.49%           0.27%        2.91%       (0.04%)       4.90%        6.59%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period                     $47,955,310     $46,966,952  $50,737,390  $52,508,132  $58,985,045  $44,741,225
    Ratio of expenses to average net assets              0.90% (a)       0.93%        0.89%        0.91%        0.83%        0.85%
    Ratio of net investment income
      to average net assets                              3.72% (a)      3.03%         3.03%        3.21%        3.82%        4.64%
    Portfolio turnover rate                             11.18%         16.95%         8.03%       38.96%       21.68%       36.61%


    Ratios calculated on average shares outstanding

    (a) Annualized for those periods less than twelve months in duration


    See accompanying notes to financial statements

                                              STRATUS FUND, INC.
                                             FINANCIAL HIGHLIGHTS
                                Six Months Ended December 31, 2006 and the Years
                                Ended June 30, 2006, 2005, 2004, 2003, and 2002



                                                 GOVERNMENT SECURITIES PORTFOLIO - RETAIL CLASS
-------------------------------------------------------------------------------------------------------------------

                                                  PERIOD ENDED
                                                   DECEMBER 31,
                                                      2006
                                                   (UNAUDITED)    2006       2005       2004       2003      2002
                                                   ----------  ----------  ---------  --------  ---------  --------
Net asset value:
    Beginning of period                              $9.61       $9.88      $9.90     $10.23     $10.13      $9.95
    Income from investment operations
      Net investment income                           0.17        0.30       0.30       0.30       0.36       0.44
      Net realized and unrealized gain
         (loss) on investments                        0.16       (0.28)     (0.02)     (0.35)      0.09       0.17
                                                     -----       ------     ------     ------     -----       ----
    Total income (loss) from investment operations    0.33        0.02       0.28      (0.05)      0.45       0.61
                                                     -----       ------      -----     ------     -----       ----
    Less distributions
    Dividends from net investment income             (0.18)      (0.29)     (0.30)     (0.28)     (0.35)     (0.43)
                                                     ------      ------     ------     ------     ------    ------
      Total distributions                            (0.18)      (0.29)     (0.30)     (0.28)     (0.35)     (0.43)
                                                     ------      ------     ------     ------     ------    ------

    End of period                                    $9.76 (a)   $9.61 (a)  $9.88 (a)  $9.90 (a) $10.23 (a) $10.13 (a)
                                                    ======      ======      ======     ======    ======     ======

TOTAL RETURN:                                         3.47%(a)    0.27%(a)   2.94%(a)  (0.26%(a))  4.56%(a)   6.28%(a)

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period                      $12,628     $30,290    $46,545    $58,494   $260,342   $171,283
    Ratio of expenses to average net assets           0.90%(b)    0.93%      0.89%      1.15%      1.13%      1.15%
    Ratio of net investment income
      to average net assets                           3.72%(b)    3.03%      3.03%      2.97%      3.52%      4.34%
    Portfolio turnover rate                          11.18%      16.95%      8.03%     38.96%     21.68%     36.61%


    Ratios calculated on average shares outstanding

    (a) Excludes maximum sales load of 3.0%
    (b) Annualized for those periods less than twelve months in duration


    See accompanying notes to financial statements

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

1.   ORGANIZATION
     Stratus Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At December 31, 2006, the following series were authorized and had shares outstanding:

        Growth Portfolio                      Government Securities Portfolio

     Both the Growth Portfolio and the Government Securities Portfolio (each a Portfolio and collectively the Portfolios) have two classes of shares authorized and outstanding: retail and institutional.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies employed by the Fund in preparing its Portfolios' financial statements.

     USE OF ESTIMATES: In preparing its Portfolios' financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and changes in net assets for the period. Actual results could differ from those estimates.

     VALUATION OF INVESTMENTS
     Investment securities are carried at fair value determined using the following valuation methods:

     o Securities traded on a national or regional stock exchange or included in the NASDAQ National Market System are valued at the last quoted sales price as reported by an independent pricing service. Investments in mutual funds are valued at the quoted net asset value for the fund.

     o In the event that the price of a security is not available from the pricing services, one or more brokerage firms are contacted to obtain the most recent price available for the security.

     o Securities including bonds, restricted securities, or other assets for which reliable recent market quotations are not readily available are valued at fair market value as determined in good faith under the direction of the Board of Directors. Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     All securities are valued at the close of each business day.

     The Growth Portfolio is authorized to purchase exchange-traded put and call options. At December 31, 2006, the Growth Portfolio had no such exchange traded options nor were any purchased during the six months then ended.

     The Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short-sale). When a Portfolio makes a short-sale, it must borrow the security sold short and deliver it to the buyer. The proceeds from the short-sale will be retained by the broker-dealer through which it made the short-sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the security and may be obligated to remit any interest received on such borrowed securities. A gain or loss is recognized upon the termination of the short sale, if the market price at termination is less than or greater than the proceeds originally received. The Portfolios did not enter into any short sale transactions for the six months ended December 31, 2006.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME
     Security transactions are accounted for on the date securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Amortization of premium and accretion of discount is accrued daily using the constant yield method. Realized investment gains and losses are determined by specifically identifying the issue sold.

     EXPENSES
     With the exception of class specific expenses, each Portfolio allocates expenses as well as revenue and gains and losses to its classes based on relative net assets to total Portfolio net assets. Class specific expenses are borne solely by that class.

     FEDERAL INCOME TAXES
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute substantially all of the taxable income generated by the Portfolios to their shareholders within the time period allowed by the Federal law. Consequently, no liability for Federal income taxes is required. Internal Revenue Code requirements regarding distributions may differ from amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate in the period that the differences arise. Each Portfolio is treated as a separate entity for tax purposes, and on a

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) calendar basis, will distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any Federal excise tax. There will be no net realized gain distributions until the net realized capital loss carry forwards have been offset or expired.

     DISTRIBUTION TO SHAREHOLDERS
     Dividends to shareholders are recorded on the ex-dividend date. In accordance with resolutions adopted by the Board of Directors, the Government Securities Portfolio declares dividends monthly and the Growth Portfolio declares dividends annually. The dividends declared become payable immediately. Net realized gains, if any, are distributed annually.

     NEW ACCOUNTING PRONOUNCEMENTS
     In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Guidance provided in a recent no-action letter from the Securities and Exchange Commission indicates that the Fund is required to implement FIN 48 no later than December 31, 2007, for its net asset value calculation and semi-annual financial statements at that date. The Fund is in the process of evaluating the impact of the adoption of FIN 48 on the financial statements and financial highlights.

3.   FEDERAL INCOME TAX INFORMATION
     Distributions paid during the years ended June 30, 2006 and 2005, totaled $37,020 and $1,941 for the Growth Portfolio, respectively, and $1,464,039 and $1,586,263 for the Government Securities Portfolio, respectively, and were all characterized as ordinary income for tax purposes.

     The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the dissimilar character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

3.   FEDERAL INCOME TAX INFORMATION (CONTINUED)
     As of the latest period available, June 30, 2006, the components of the tax basis cost of investments and net unrealized appreciation for the Growth Portfolio and Government Securities Portfolio were as follows:

                                           Growth      Government Securities
                                           ------      ---------------------
     Federal tax cost of investments       $52,820,127           $47,773,671
                                           ===========          ============

     Unrealized appreciation               $13,418,427                79,782
     Unrealized depreciation                (1,371,076)           (1,278,155)
                                           -----------          ------------
     Net unrealized appreciation
       (depreciation)                      $12,047,351           $(1,198,373)
                                           ===========          ============

     As of June 30, 2006 the components of distributable earnings on a tax basis were as follows:

                                            Growth      Government Securities
                                            ------      ---------------------
     Net unrealized appreciation
       (depreciation)                      $12,047,351           $(1,198,373)
                                           ===========          ============
     Undistributed ordinary income             $64,108               $30,028
                                           ===========          ============
     Accumulated capital losses            $  (596,454)          $  (200,924)
                                           ===========          ============

     The difference between accumulated net realized capital losses and accumulated capital losses for tax purposes is attributable to the deferral of capital losses occurring subsequent to October 31, 2005 of $109,758 for the Government Securities Portfolio. For tax purposes, such losses will be realized in the year ending June 30, 2006. The accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The Growth Portfolio had unused capital loss carryforwards of $596,454, available for federal income tax purposes at June 30, 2006, which expire in 2011. The Government Securities Portfolio had unused capital loss carryforwards of $200,924, available for federal income tax purposes, at June 30, 2006, which expire as follows: $42,576 in 2008, $55,501 in 2011, $75,380 in 2012,
     $24,307 in 2013 and $3,160 in 2014.

     The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statements and income tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

4.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS
     INVESTMENT ADVISORY SERVICES
     The Fund and its Portfolios have retained a related company, Union Investment Advisors, Inc. (the Adviser) as the investment adviser for the Fund's assets.

     Under the investment advisory agreement the Adviser receives fees for services rendered at the following rates per annum of the average daily net assets of the Portfolios:

               Portfolio                           Annual Fee Rate
               -----------------------------       ---------------
               Growth                                  .75%
               Government Securities                   .50%

     ADMINISTRATIVE SERVICES; TRANSFER AGENT; CUSTODIAN
     The Fund has retained Adminisystems, Inc. (the Administrator) to act as transfer agent and administrator to provide all necessary record keeping and share transfer services for the Fund. The Administrator is a related party to the Fund. The agreement provides that each Portfolio will pay an administrative fee to the Administrator equal to .25% per annum of average daily net assets. The Fund has retained Union Bank & Trust Company, a related party, as custodian for the Fund's assets. The Portfolios have recorded amounts payable to the custodian reflecting overnight overdrafts.

     DISTRIBUTION SERVICES
     The Fund has selected Nelnet Capital, LLC (the Distributor), a company related through common management to the Adviser and Union Bank & Trust Company, to act as the underwriter and distributor of the fund's shares. Retail shares for the Growth portfolio include a maximum sales charge of 4.5%. Retail shares for the Government Securities portfolio include a maximum sales charge of 3.0%. For sales of both Portfolios of $50,000 or more, the sales charge is reduced.

     FEES
     Under the terms of the advisory and administrative agreements outlined above, the Portfolios collectively incurred $363,679 and $141,258 for such services during the six months ended December 31, 2006.

     At December 31, 2006, the following accrued investment advisory and administrative fees were payable to the Adviser and Administrator.

                                  Payable to     Payable to
                                   Adviser      Administrator      Total
                                   -------      -------------      -----
     Growth Portfolio              $41,373        $13,791        $55,164
     Government Securities
       Portfolio                    20,448         10,224         30,672

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

4.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)
     ---------------------------------------------------------
     BROKERAGE SERVICES
     In addition to the amounts paid by the Portfolios under advisory, custodian, and administration agreements, the Portfolios used Nelnet Capital, LLC, a related party, to effect security trades on their behalf. The Growth Portfolio paid $100 in commission to Nelnet Capital, LLC. As is customary in the industry, the investment adviser evaluates the pricing and ability to execute the transactions in selecting brokers to effect trades.

     OWNERSHIP OF FUND SHARES BY MANAGEMENT
     At December 31, 2006, directors, officers and employees of the Fund, the Adviser and Administrator and their immediate families held the following in each Portfolio:

                                                          Shares          Value
                                                          ------          -----
     Growth Portfolio Institutional Class                 35,347       $601,606
     Growth Portfolio Retail Class                           871         14,658
     Government Securities Portfolio Institutional Class  10,802        105,425
     Government Securities Portfolio Retail Class              -              -

     At December 31, 2006, UBATCO & Co. held, in nominee name, the following in each Portfolio:

                                                           Shares        Value
                                                           ------        -----
      Growth Portfolio Institutional Class                3,756,683 $63,938,739
      Growth Portfolio Retail Class                          19,859     333,831
      Government Securities Portfolio Institutional Class 4,910,853  47,929,930
      Government Securities Portfolio Retail Class            1,019       9,950

     Other Information
     -----------------
     The Fund provides a complete list of its portfolio holdings four times each fiscal year as of the end of each quarter. For the second and fourth quarters, the lists appear in the Fund's semi-annual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's public reference room in Washington, D.C. You can obtain information on the operation of the public reference room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file number for the Fund is 811-6259. The Fund makes the information on Form N-Q available to shareholders upon request made by calling (888) 769-2362.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

4.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request made by calling (888) 769-2362. The information is also available on the SEC website at www.sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available, without charge, upon request made by calling (888) 769-2362. The information is also available on the SEC website at www.sec.gov.

5.   SECURITIES TRANSACTIONS
     Purchases of securities and proceeds from sales were as follows for each
     Portfolio:

                                                                    Proceeds
                                    Purchases      Proceeds        From Calls
                                    Of Securities  From Sales     & Maturities
                                    -------------  ----------     ------------
     Growth Portfolio                $13,718,259   $16,193,731    $1,000,000
     Government Securities Portfolio  10,524,227     5,047,343     3,000,000

     At December 31, 2006, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation of securities in each Portfolio were as follows:
                                                      Aggregate Gross
                                                        Unrealized
                                              Appreciation       Depreciation
                                              ------------       ------------
      Growth Portfolio                         $13,302,048        $648,936
      Government Securities Portfolio              197,441         677,131

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

6.   CAPITAL SHARE TRANSACTIONS
     The Fund is authorized to issue a total of 1 billion shares of common stock in series with a par value of $.001 per share.

     Transactions in the capital stock of each Portfolio for the period ended December 31, 2006 were as follows:
                                               Growth             Growth
                                              Portfolio          Portfolio
                                        Institutional Shares   Retail Shares
                                        --------------------   -------------
        Transactions in shares:
           Shares sold                        226,516                 261
           Shares redeemed                   (415,584)             (5,099)
           Reinvested dividends                71,798                 852
                                             ---------             -------
           Net decrease                      (117,270)             (3,986)
                                             =========             =======

        Transactions in dollars:
           Dollars sold                   $ 3,786,512            $  4,301
           Dollars redeemed                (6,976,891)            (85,438)
           Reinvested dividends             1,218,209              14,279
                                            ---------              ------
           Net decrease                   $(1,972,170)           $(66,858)
                                          ============           =========


                                           Government           Government
                                      Securities Portfolio  Securities Portfolio
                                       Institutional Shares    Retail Shares
                                       --------------------    -------------
        Transactions in shares:
           Shares sold                        562,008                   -
           Shares redeemed                   (599,485)             (1,904)
           Reinvested dividends                66,367                  47
                                             --------             -------
           Net increase (decrease)             28,890              (1,857)
                                             ========             =======

        Transactions in dollars:
           Dollars sold                    $5,488,147            $      -
           Dollars redeemed                (5,854,033)            (18,739)
           Reinvested dividends               647,500                 463
                                           ----------            --------
           Net increase (decrease)         $  281,614            $(18,276)
                                           ==========            =========

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

6.   CAPITAL SHARE TRANSACTIONS (CONTINUED)
     Transactions in the capital stock of each Portfolio for the year ended June 30, 2006 were as follows:
                                               Growth             Growth
                                              Portfolio          Portfolio
                                        Institutional Shares   Retail Shares
                                        --------------------   -------------
        Transactions in shares:
           Shares sold                        576,972               2,470
           Shares redeemed                   (659,471)            (12,506)
           Reinvested dividends                 1,638                  22
                                              --------            --------
           Net decrease                       (80,861)            (10,014)
                                              ========            ========

        Transactions in dollars:
           Dollars sold                   $ 9,490,607           $  39,686
           Dollars redeemed               (10,810,274)           (198,693)
           Reinvested dividends                26,799                 352
                                          ------------          ----------
           Net decrease                   $(1,292,868)          $(158,655)
                                          ============          ==========


                                           Government           Government
                                      Securities Portfolio  Securities Portfolio
                                      Institutional Shares     Retail Shares
                                      --------------------     -------------
        Transactions in shares:
           Shares sold                        934,082                 132
           Shares redeemed                 (1,292,788)             (1,803)
           Reinvested dividends               107,201                 109
                                             ---------            --------
           Net decrease                      (251,505)             (1,562)
                                             =========            ========

        Transactions in dollars:
           Dollars sold                    $9,089,926              $1,287
           Dollars redeemed               (12,584,558)            (17,468)
           Reinvested dividends             1,040,968                1062
                                          ------------           ---------
           Net decrease                   $(2,453,664)           $(15,119)
                                          ============           =========

Item 2.  Code of Ethics

Not applicable.

Item 3.  Audit Committee Financial Expert

Not applicable.

Item 4.  Principal Accountant Fees and Services

Not applicable.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

A schedule of investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

           There were no changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors during the period covered by this report.

Item 11.  Controls and Procedures

           An evaluation was performed by the officers of Stratus Fund, Inc. (the "Fund"), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.

Item 12.  Exhibits

(a) (1) Not applicable to semi-annual reports.
    (2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act.
    (3) Not applicable.

(b) Certifications required by Section 1350 of Chapter 63 of Title 18 of the United States Code.


SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Stratus Fund, Inc.

By /s/ Jon C. Gross
   ---------------------------------------
       Jon C. Gross
       President
       (Principal Executive Officer)

Date:  February 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jon C. Gross
 ----------------------------------------
       Jon C. Gross
       President
       (Principal Executive Officer)

Date:  February 28, 2007


By /s/ Jeffrey Jewell
  ---------------------------------------
       Jeffrey Jewell
       Vice-President and Chief Financial Officer
       (Principal Financial Officer)

Date:  February 28, 2007